Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note I - Subsequent Events

The Company completed a portion of its March Financing on April 4, 2012 as described in Note E Common Stock above.

On April 16, 2012, we announced that BARDA had exercised two contract options worth approximately $9,100,000.  The bulk of the options are for the period of performance beginning April 1, 2012 and ending March 31, 2013 as described more fully in Item 2 below under “BARDA Contract”.

We have evaluated subsequent events through the issuance of these condensed consolidated financial statements and determined that no other material subsequent events have occurred.

Management has evaluated for subsequent events through the date these financial statements were audited, December 21, 2011, and determined that no other material subsequent events have occurred.